Goodwill - Summary of Goodwill (Details) - USD ($) $ in Thousands			6 Months Ended		12 Months Ended
	Oct. 01, 2023	Oct. 01, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning of year			$ 125,166	$ 125,166	$ 125,166	$ 125,166
Impairment of goodwill	$ 0	$ 0	$ 0	$ 0	(40,000)	0
Goodwill, end of year					$ 85,166	$ 125,166